Debt securities issued	12 Months Ended
Dec. 31, 2025
Debt Instruments Issued [Abstract]
Debt securities issued	Debt securities issued

					Carrying amount as of
Detail	Issuance date	Nominal Value (in thousands)	Maturity date	Annual Nominal	December 31, 2025	December 31, 2024
Class 32 BBVA - USD	February 27, 2025	16,510	February 27, 2026	FIXED 3.50%	24,094,970	—
Class 34 BBVA - Pesos	February 27, 2025	56,002,870	February 27, 2026	TAMAR + 2.75%	56,002,870	—
Class 35 BBVA - USD	June 3, 2025	62,313	June 3, 2026	FIXED 5.75%	90,940,202	—
Class 36 BBVA - Pesos	June 10, 2025	119,860,155	June 10, 2026	TAMAR + 3.20%	119,860,155	—
Class 37 BBVA - USD	August 22, 2025	43,355	August 22, 2026	FIXED 6%	63,273,205	—
Class 38 BBVA - Pesos	November 20, 2025	43,540,192	November 20, 2026	TAMAR + 3.50%	43,540,192	—
Class 39 BBVA - USD	December 5, 2025	50,000	December 5, 2026	FIXED 5.75%	72,970,835	—
Class 29 BBVA - Pesos	September 23, 2024	24,500,000	June 23, 2025	BADLAR + 5%	—	32,229,272
Class 30 BBVA - Pesos	December 12, 2024	24,150,965	September 12, 2025	FIXED TEM 2.75%	—	19,848,279
Class 31 BBVA - Pesos	December 12, 2024	37,706,733	December 12, 2025	TAMAR + 2.74%	—	49,602,472
Class 12 Volkswagen Financial Services - Pesos	December 11, 2025	21,142,300	December 11, 2026	TAMAR + 4.50%	21,142,300	—
Class 13 Volkswagen Financial Services - Pesos	December 11, 2025	3,273,893	September 11, 2026	TEM 2.59%	3,273,893	—
Class 14 Volkswagen Financial Services - Pesos	December 11, 2025	3,342	December 11, 2027	UVA + 9%	5,702,336	—
Class 11 Volkswagen Financial Services - Pesos	October 22, 2024	21,142,300	October 22, 2025	BADLAR + 5.75%	—	21,014,752
Class 30 PSA - Pesos	December 23, 2024	5,563,241	June 23, 2026	TAMAR + 3.25%	5,563,241	10,976,954
Class 31 PSA - Pesos	February 28, 2025	2,591	March 1, 2027	FIXED UVA + 8%	4,403,625	—
Class 32 PSA - Pesos	February 28, 2025	19,813,161	February 28, 2026	TAMAR + 3.20%	19,813,161	—
Class 34 PSA - Pesos	December 19, 2025	12,067	December 19, 2027	FIXED UVA + 8.89%	20,607,721	—
Class 35 PSA - Pesos	December 19, 2025	13,788,245	December 19, 2026	TAMAR + 4.24%	13,788,245	—
Class 36 PSA - Pesos	December 19, 2025	10,800,000	September 19, 2026	FIXED TNA 35.39%	10,800,000	—
Class 29 PSA - Pesos	December 23, 2024	11,655,556	September 23, 2025	FIXED TNA 36.72%	—	15,332,656
Class 20 Range 1 FCA - Pesos (2)	November 29, 2024	6,540	May 29, 2027	FIXED UVA + 8.84%	11,106,882	—

Class 20 Range 2 FCA - Pesos (2)	November 29, 2024	2,550,000	March 1, 2026	FIXED TNA 33.60%	2,550,000	—
Class 21 Range 1 FCA - Pesos	May 30, 2025	2,371	May 30, 2027	FIXED UVA + 10.50%	4,026,384	—
Class 21 Range 2 FCA - Pesos	May 30, 2025	6,773,333	May 30, 2026	FIXED TNA 36.87%	6,773,333	—
Class 21 Range 3 FCA - Pesos	May 30, 2025	4,111,111	May 30, 2026	TAMAR + 3.75%	4,111,111	—

				Total Principal	604,344,661	149,004,385
				Interests and adjustments	11,781,688	3,457,949
				Eliminated (1)	(805,158)	—
				Total	615,321,191	152,462,334
(1)The eliminations correspond to the portfolio holdings of the subsidiaries.
(2)As of December 31, 2024, the balance of the Class 20 Series 1 and Class 20 Series 2 bonds of FCA is not shown in the table because the Entity did not consolidate the subsidiary FCA CF as of that date.

Definitions:
BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.
TAMAR (Wholesale Rate of Argentina), is the interest rate for time deposits over 1000 (one thousand) millions pesos, for 30 to 35 days.
TEM: Monthly Effective Rate
TNA: Annual Nominal Rate
UVA: Acquisition value unit. The unit includes the update of the Benchmark Stabilization Coefficient (CER).

In February 2026, the following subsidiaries issued corporate bonds under the conditions detailed below:

Issuance conditions
Subsidiary	PSA		FCA
Class	37	38	Class 22 Range 1	Class 22 Range 2	Class 22 Range 3
Term	15 months	13 months	24 months	9 months	12 months
Currency	Pesos	Pesos	Pesos	Pesos	Pesos
Amortization	Two installments	Bullet	Semi-annual	Bullet	Bullet
Payment of interest	Quarterly	Upon-maturity	Quarterly	Upon-maturity	Quarterly
Below is a description of the current Global Corporate Bond Programs:

Company	Authorized Amount	Type of Corporate Bond	Program Term	Date of Approval by Shareholders/Board of Directors	CNV Approval
Banco BBVA Argentina S.A.	US$1,000,000 thousand or equivalent	Non-subordinated, simple corporate bonds not convertible into shares, secured, if permitted by current regulations, with floating and/or special guarantees, and/or subordinated, convertible or not into shares, secured.	5 years	Approval by Shareholders’ Meetings dated July 15, 2003, April 26, 2007, March 28, 2008, March 30, 2011, March 26, 2012, April 9, 2013, and April 10, 2018. Approval by Board of Directors’ Meetings dated August 31, 2004, December 7, 2004, September 24, 2008, September 23, 2009, December 22, 2009, June 24, 2022, December 20, 2022, May 22, 2024 and March 26, 2025	Resolution No. 14,967 dated November 29, 2004, and extended through Resolution No. 16,010 dated November 6, 2008. The increase in the program's total outstanding amount was authorized through Resolution No. 16,611 dated July 21, 2011, and through Resolution No. 16,826 dated May 30, 2012. In addition, a new program term extension was authorized through Resolution No, 17,127 dated July 11, 2013, and the amendment of its general terms and conditions, the extension of its term and the increase in its maximum amount were authorized through Resolution No. RESFC-2018-19516-APN-DIR#CNV dated May 17, 2018. The extension of the program term, the reduction of the amount and the amendment of certain terms and conditions were authorized by CNV Resolution No. DI-2022-36-APN-GE#CNV dated July 13, 2022. Finally, the increase of the Program amount was authorized by CNV Resolution No. DDI-2025-80-APN-GE#CNV dated May 15, 2025.
Volkswagen Financial Services Cía. Financiera S.A.	US$250,000 thousand or equivalent	Simple, not convertible into shares	5 years	April 28, 2025	The creation of the program and the extension thereof were authorized by Resolution No. RESFC-2018-19549-APN-DIR#CNV dated June 14, 2018, and DI2023-38-APN-GE#CNV dated August 18, 2023, respectively, issued by the Board of Directors of the CNV.

PSA Finance Argentina Compañía Financiera S.A.	US$150,000 thousand or equivalent	Simple, not convertible into shares	5 years	June 26, 2025	On April 26, 2018, the ordinary and extraordinary general shareholders’ meeting of PSA Finance Argentina Compañía Financiera S.A. decided on the updating and amendment of the Program terms and conditions to place corporate bonds stated in monetary units adjustable by indices, which was authorized by the CNV through Resolution No. RESFC-2018-19523- APN-DIR#CNV dated May 17, 2018. The extension of the Program for a term of 5 (five) years and the amendment to its terms and conditions were approved by the ordinary and extraordinary shareholders’ meeting held on April 20, 2023. The amendments to the Program terms and conditions were approved by the Board of Governors’ Meeting dated September 26, 2023. The updating of the Prospectus and its preliminary version were approved through the resolution by the sub-delegate on November 3, 2023. On June 26, 2025, the expansion of the Global Program for the issuance of corporate bonds for a maximum outstanding nominal value of up to USD 150,000,000 or its equivalent in other currencies or units of value or measurement was approved. On August 8, 2025, the update and amendment of the Global Program for the issuance and reissuance of simple corporate bonds was issued and approved by the CNV on August 11, 2025.
FCA Compañía Financiera S.A.	US$100,000 thousand or equivalent	Simple, not convertible into shares	5 years	Shareholders’ Meeting dated March 20, 2025, and Directors’ Meetings dated September 10, 2025	The Public Offering of the Corporate Bonds issued under the Program, the increase in the Program’s amount from USD 50,000,000 to USD 100,000,000, and the first extension of the Program’s term were authorized through CNV Resolutions No. 16,448 dated November 10, 2010; No. 16,613 dated July 28, 2011; and No. 17,890 dated November 20, 2015. The increase in the Program’s maximum amount from USD 100,000,000 to USD 200,000,000 and the amendment of its terms and conditions were authorized through CNV Resolution No. 19,496 dated May 3, 2018. By virtue of the Company’s registration as a Frequent Issuer, the Program’s amount was reduced to USD 100,000,000 (Issuers Department Provision DI-2019-40-APN-GE#CNV), as the amount of USD 100,000,000 was allocated to the Frequent Issuer Prospectus, as required by the CNV. The second extension of the Program term and the amendment of certain terms and conditions were authorized through Provision No. DI-2021-5-APN-GE#CNV of the CNV Issuers Department dated March 1, 2021, while the latest extension of the Program term and amendment of certain terms and conditions were authorized through DI-2025-194-APN-GE#CNV of the CNV Issuers Department dated October 22, 2025.